Insurance contracts and private pension (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Main Insurance lines
a) Indexes

	Sales ratio %				Loss ratio %
Main Insurance Lines	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Group Accident Insurance	33.8	35.1	34.3	11.3	6.8	9.4
Individual Accident Insurance	18.8	18.8	14.1	29.4	24.1	20.8
Credit Life Insurance	24.2	23.7	20.4	22.3	18.0	18.3
Random Events	23.5	23.5	20.3	34.3	26.3	17.1
Multiple Peril	44.4	46.4	48.1	52.9	60.2	53.3
Mortagage Insurance in Market Policies – Credit Life Insurance	20.4	20.0	20.4	18.5	17.3	15.3
Group Life	24.0	23.2	15.1	41.0	34.4	33.2

Summary of Revenue From Insurance and Private Pension
b) Revenues from insurance premiuns and private pension

	Premiums and contributions
Main lines	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Group Accident Insurance	847	867	689
Individual Accident Insurance	187	222	280
Disability Savings Pension	258	269	291
PGBL	2,235	2,282	2,193
Credit Life Insurance	624	946	879
Random Events	195	227	235
Multiple Peril	370	290	209
Mortagage Insurance in Market Policies – Credit Life Insurance	339	324	288
Traditional	117	115	122
VGBL	8,022	12,335	17,154
Group Life	955	947	937
Other lines	655	800	820
Total	14,804	19,624	24,097

Summary of Changes in Technical Provisions
c) Technical provisions balances

	12/31/2020			12/31/2019
	Insurance	Private Pension	Total	Insurance	Private Pension	Total
Unearned premiums (PPNG)	2,298	12	2,310	2,343	13	2,356
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	17	215,216	215,233	204	212,274	212,478
Redemptions and Other Unsettled Amounts (PVR)	16	332	348	13	318	331
Financial surplus (PEF)	2	655	657	2	610	612
Unsettled claims (PSL)	515	68	583	571	47	618
Claims / events incurred but not reported (IBNR)	294	22	316	277	22	299
Related Expenses (PDR)	29	88	117	28	89	117
Other provisions	132	1,304	1,436	250	1,273	1,523
Total	3,303	217,697	221,000	3,688	214,646	218,334

Current	2,537	526	3,063	2,613	493	3,106
Non-current	766	217,171	217,937	1,075	214,153	215,228

d) Change in technical provisions

	12/31/2020			12/31/2019
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance - 01/01	3,688	214,646	218,334	3,809	197,378	201,187
(+) Additions arising from premiums / contributions	4,176	10,389	14,565	4,634	14,735	19,369
(-) Deferral due to elapsed risk	(4,221)	—	(4,221)	(4,216)	—	(4,216)
(-) Payment of claims / benefits	(1,263)	(364)	(1,627)	(1,349)	(566)	(1,915)
(+) Reported claims	1,322	—	1,322	1,465	—	1,465
(-) Redemptions	—	(15,431)	(15,431)	—	(15,623)	(15,623)
(+/-) Net Portability	—	563	563	—	1,754	1,754
(+) Adjustment of reserves and financial surplus	12	7,837	7,849	10	16,507	16,517
(+/-) Other (increase / reversal)	(190)	57	(133)	(665)	461	(204)
(+/-) Corporate Reorganization	(221)	—	(221)	—	—	—
Closing balance	3,303	217,697	221,000	3,688	214,646	218,334

Summary of Deferred Acquisition Costs
V - Deferred acquisition costs

They are recorded in assets and charges are shown in the table below:

	12/31/2020	12/31/2019
Opening Balance - 01/01	495	409
Increase	1,089	1,156
Amortization	(1,088)	(1,070)

Closing Balance	496	495

Balance to be amortized in up to 12 months	380	389
Balance to be amortized after 12 months	116	106

Summary of Claims Development
VI - Table of Claims Development

Provision for unsettled claims (PSL)	583
(-) IBNER	245
(-) Reinsurance	20
(-) Retrocession and other estimates	(19)
Liability claims presented in the claims development table (a + b)	337

The amount of obligations of the ITAÚ UNIBANCO HOLDING may change. The first part of the table shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.

a) Administratives claims - net of reinsurance

Occurrence date	12/31/2016	12/31/2017	12/31/2018	12/31/2019	12/31/2020	Total
At the end of reporting period	938	934	993	1,149	1,222
After 1 year	981	977	1,012	1,132
After 2 years	1,001	975	1,014
After 3 years	1,078	973
After 4 years	1,075
Current estimate	1,075	973	1,014	1,132	1,222
Accumulated payments through base date	1,058	960	1,000	1,117	1,122	5,257
Liabilities recognized in the balance sheet	17	13	14	15	100	159
Liabilities in relation to prior periods						26
Total administratives claims						185

b) Judicial claims - net of reinsurance

Occurrence date	12/31/2016	12/31/2017	12/31/2018	12/31/2019	12/31/2020	Total
At the end of reporting period	26	28	16	20	12
After 1 year	35	40	33	36
After 2 years	43	51	47
After 3 years	55	60
After 4 years	63
Current estimate	63	60	47	36	12
Accumulated payments through base date	52	50	35	25	4	166
Liabilities recognized in the balance sheet	11	10	12	11	8	52
Liabilities in relation to prior periods						100
Total judicial claims						152